Other financial assets	12 Months Ended
Dec. 31, 2022
Other financial assets
Other financial assets

16 Other financial assets

Other financial assets consist of debt securities, equity shares and loans that are not held for trading. Balances consist of local and central government securities, a component part of NatWest Group’s liquidity portfolio.

For accounting policy information see Accounting policy 3.8.

	Debt securities
	Central and local government			Other		Equity
	UK	US	Other	debt	Total	shares	Loans	Total
2022	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	2	2	3	782	787
Fair value through other comprehensive income (1)	802	7,175	1,757	6,765	16,499	357	117	16,973
Amortised cost	2,562	937	54	9,582	13,135	—	—	13,135
Total	3,364	8,112	1,811	16,349	29,636	360	899	30,895

2021
Mandatory fair value through profit or loss	—	—	—	6	6	13	298	317
Fair value through other comprehensive income (1)	11,938	10,086	5,604	9,058	36,686	312	268	37,266
Amortised cost	3,821	156	81	4,504	8,562	—	—	8,562
Total	15,759	10,242	5,685	13,568	45,254	325	566	46,145

(1)

Upon initial recognition, NatWest Group occasionally irrevocably designates some of its equity investments as equity instruments at FVOCI when they meet the definition of equity under IAS 32 Financial instruments: presentation, are not held for trading or they are held for strategic purposes. Such classification is determined on an instrument-by-instrument basis. Gains and losses on these equity instruments are not recycled to the income statement and dividends are recognised in profit or loss except when they represent a recovery of part of the cost of the instrument, in which case such gains are recorded in OCI. Equity instruments at FVOCI are not subject to an impairment assessment.

During the year NatWest Group acquired £146 million of equity shares in Permanent TSB Group Holdings p.l.c. as part consideration on the sale of certain assets. Refer to Note 8 for additional information on assets of disposal groups. In addition, NatWest Group acquired £26 million of equity shares in Vodeno Limited.

NatWest Group disposed of equity shares in Visa Inc. of £99 million and UBS Equity Funds of £69 million. There were no significant disposals in the prior year. There are no significant dividends on equity shares held at FVOCI in either year.